LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 652,052		$ 606,766		$ 567,159
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	99,788		94,702
Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	163,461		176,213
Construction and Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	50,424		29,938
Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	27,937		26,940
Other Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	41,185		26,582
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	382,795		354,375		335,925
Consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,536		10,957
Single Family Residential Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	229,559	[1]	213,763	[1]
Other Retail Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	30,162		27,671
Residential and Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	269,257		252,391
Pass [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	97,218		92,155
Pass [Member] | Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	159,136		170,585
Pass [Member] | Construction and Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	50,424		29,463
Pass [Member] | Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	27,610		26,516
Pass [Member] | Other Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	39,923		24,131
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	374,311		342,850
Special Mention [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			836
Special Mention [Member] | Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	958		3,883
Special Mention [Member] | Construction and Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Special Mention [Member] | Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Special Mention [Member] | Other Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	170		179
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,128		4,898
Substandard [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,570		635
Substandard [Member] | Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,367		1,745
Substandard [Member] | Construction and Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			475
Substandard [Member] | Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	327		424
Substandard [Member] | Other Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,092		1,023
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,356		4,302
Doubtful [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,076
Doubtful [Member] | Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Doubtful [Member] | Construction and Development Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Doubtful [Member] | Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Doubtful [Member] | Other Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			1,249
Doubtful [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			2,325
Performing Financing Receivable [Member] | Consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,494		10,936
Performing Financing Receivable [Member] | Single Family Residential Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	226,637	[1]	212,096	[1]
Performing Financing Receivable [Member] | Other Retail Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	29,683		27,643
Performing Financing Receivable [Member] | Residential and Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	265,814		250,675
Nonperforming Financing Receivable [Member] | Consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	42	[2]	21	[2]
Nonperforming Financing Receivable [Member] | Single Family Residential Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,922	[1],[2]	1,667	[1],[2]
Nonperforming Financing Receivable [Member] | Other Retail Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	479	[2]	28	[2]
Nonperforming Financing Receivable [Member] | Residential and Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 3,443	[2]	$ 1,716	[2]

[1]	Single-family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOC's).
[2]	Loans are classified as non-performing loans and are automatically placed on non-accrual status once they reach 90 days past due. For the purposes of this table all loans graded substandard or below are included in non-performing loans.